Long-term investments (Details Narrative)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Cost method investments	$ 14,229	¥ 96,911	¥ 96,911
Investment 1 [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Impairment allowance	78,430	534,181
Investment 2 [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Impairment allowance	$ 83,529	¥ 568,908